Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
Property and equipment, net consisted of the following:

	December 31,
	2022	2023
	(in thousands)

Computer and software	$2,637	$3,176
Furniture and office equipment	1,382	1,836
Leasehold improvements	8,883	9,631

Property and equipment, gross	12,902	14,643
Less: accumulated depreciation and amortization	(2,619)	(4,407)

Property and equipment, net	$10,283	$10,236